Investment in Associates (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Investment In Associates	$ 6,300,371,000	$ 7,039,925,000
Share Of The Profit Of Associates	(564,502,000)	164,149,000	$ 2,287,745,000
Associate 1
Statement [Line Items]
Investment In Associates	0	60,091,000
Share Of The Profit Of Associates	$ (37,745,000)	$ 39,763,000	$ 94,396,000
Name Of Associate	Termoeléctrica José de San Martin S.A. (Note 1.2.a)	Termoeléctrica José de San Martin S.A. (Note 1.2.a)	Termoeléctrica José de San Martin S.A.
Associate 2
Statement [Line Items]
Investment In Associates	$ 0	$ 40,860,000
Share Of The Profit Of Associates	$ (28,329,000)	$ (1,085,000)	$ 91,982,000
Name Of Associate	Termoeléctrica Manuel Belgrano S.A. (Note 1.2.a)	Termoeléctrica Manuel Belgrano S.A. (Note 1.2.a)	Termoeléctrica Manuel Belgrano S.A.
Associate 3
Statement [Line Items]
Investment In Associates	$ 6,106,838,000	$ 6,765,891,000
Share Of The Profit Of Associates	$ (518,879,000)	$ 149,414,000	$ 2,115,125,000
Name Of Associate	ECOGAS Group (Note 3.1)	ECOGAS Group (Note 3.1)	ECOGAS Group (Note 3.2)
Associate 4
Statement [Line Items]
Investment In Associates	$ 193,533,000	$ 173,083,000
Share Of The Profit Of Associates	$ 20,451,000	$ (23,943,000)	$ (13,758,000)
Name Of Associate	Transportadora de Gas del Mercosur S.A.	Transportadora de Gas del Mercosur S.A.	Transportadora de Gas del Mercosur S.A.